Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Summary of remuneration of directors and the senior management team

	2020	2019
	$	$

Salaries and employee benefits	1,418	999
Directors’ fees	99	103
Share-based compensation	1,594	908
	3,111	2,010